Statements of Operations - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
(Loss) gain on derivative contracts	$ (64,216)	$ 2,254	$ (6,797)	$ 0	$ 0
Total revenues	127,321	61,269	159,588	54,965	5,685
Operating Expenses
Production expenses	15,374	6,114	16,872	5,090	549
Gathering, transportation and processing	0	6,470	18,602	5,920	273
Production taxes	4,682	1,210	3,685	1,087	190
Exploration expenses	18,483	246	32,629	5,258	121
Depreciation, depletion and amortization	46,466	11,352	37,012	24,909	2,060
Accretion of asset retirement obligations	403		364	87	31
General and administrative	27,106	17,573	31,357	5,581	2,074
Gain on sale of oil and natural gas properties			(838)
Total operating expenses	112,111	42,965	139,683	47,932	5,298
Total operating income	15,210	18,304	19,905	7,033	387
Other income (expense)
Interest expense	(2,886)	(177)	(1,461)	(86)
Other income			13		4
Total other (expense) income			(1,448)	(86)	4
Net income	$ 12,324	$ 18,127	$ 18,457	$ 6,947	$ 391
Earnings per unit
Basic	$ 0.00	$ 0.01	$ 0.01	$ 0.01	$ 0.00
Diluted	$ 0.00	$ 0.01	$ 0.01	$ 0.01	$ 0.00
Weighted average number of units outstanding
Basic	3,026,163	1,500,000	2,001,370	1,242,852	403,392
Diluted	3,026,163	1,500,000	2,001,370	1,242,852	403,392
Oil and Condensate
Revenues
Revenue from Contract with Customer, Including Assessed Tax	$ 122,369	$ 29,001	$ 76,876	$ 30,565	$ 3,972
Natural Gas, Production
Revenues
Revenue from Contract with Customer, Including Assessed Tax	21,458	18,039	46,303	16,093	1,055
Natural Gas, Production | Affiliates
Revenues
Revenue from Contract with Customer, Including Assessed Tax	9,439
Natural Gas, Liquids Derived from Processing Gas
Revenues
Revenue from Contract with Customer, Including Assessed Tax	25,144	$ 11,975	35,217	$ 8,307	$ 658
Natural Gas, Liquids Derived from Processing Gas | Affiliates
Revenues
Revenue from Contract with Customer, Including Assessed Tax	$ 13,127
Natural Gas and NGL [Member] | Affiliates
Revenues
Revenue from Contract with Customer, Including Assessed Tax			$ 7,989